Long-term Debt Borrowings (Table Text Block)	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt was as follows:
			March 31,
	2013 Rate (a)	Maturities	2013	2012
			(In thousands)
Real estate loan (amortizing term)	6.93%	2018	$235,000	$245,000
Real estate loan (revolving credit)	-	2018	-	-
Real estate loan (amortizing term)	2.10%	2016	24,630	25,451
Real estate loan (revolving credit)	-	2014	-	23,920
Senior mortgages	4.90% - 5.75%	2015 - 2038	556,522	459,822
Working capital loan (revolving credit)	-	2015	-	-
Fleet loans (amortizing term)	1.75% - 6.92%	2013 - 2020	361,079	384,888
Fleet loan (securitization)	4.90% - 5.56%	2014 - 2017	190,801	228,655
Capital leases (rental equipment)	2.37% - 9.57%	2015 - 2020	273,458	110,256
Other obligations	3.00% - 8.00%	2013 - 2043	20,355	8,219
Total notes, loans and leases payable			$1,661,845	$1,486,211

(a) Interest rate as of March 31, 2013, including the effect of applicable hedging instruments